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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 411 Theodore Fremd Ave Suite 206S
         Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: (914)925-3417

Signature, Place, and Date of Signing:


/s/ Kevin Quigley                          Rye, NY       2-13-12
-------------------------------------   --------------   -------
[Signature]                             [City,  State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         89

Form 13F Information Table Value Total:   $164,601
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1 HORIZON ASSET MANAGEMENT

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
            COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4 COLUMN 5               COLUMN 6      COLUMN 7    COLUMN 8
------------------------------- ---------------- --------- --------- --------          ------------------ -------- -----------------
                                                              FAIR                          INVESTMENT
                                      TITLE                  MARKET                         DISCRETION             VOTING AUTHORITY
                                        OF                   VALUE            SH/ PUT/ ------------------  OTHER   -----------------
         NAME OF ISSUER               CLASS        CUSIP   (X 1,000)  SHARES  PRN CALL SOLE  SHARED OTHER MANAGERS SOLE  SHARED NONE
------------------------------- ---------------- --------- --------- -------- --- ---- ---- ------- ----- -------- ---- ------- ----
LIBERTY MEDIA CORPORATION LIB
CAP COM A                       LIB CAP COM A    530322106   16,489   211,266 SH            211,266           1         211,266
AUTONATION INC COM              COM              05329W102    9,869   267,674 SH            267,674           1         267,674
LAS VEGAS SANDS CORP            COM              517834107    9,593   224,510 SH            224,510           1         224,510
LEUCADIA NATIONAL CORP          COM              527288104    8,162   358,952 SH            358,952           1         358,952
JARDEN CORP                     COM              471109108    7,991   267,468 SH            267,468           1         267,468
FRANCO NEVADA CORP COM          COM              351858105    7,650   200,953 SH            200,953           1         200,953
BROOKFIELD ASSET MGMT INC VTG
SHS                             CL A LTD VT SH   112585104    7,061   256,965 SH            256,965           1         256,965
VIRTUS INVT PARTNERS INC COM    COM              92828Q109    6,820    89,728 SH             89,728           1          89,728
HOWARD HUGHES CORP COM          COM              44267D107    6,560   148,538 SH            148,538           1         148,538
GENERAL GROWTH PPTYS INC NEWCOM COM              370023103    5,600   372,844 SH            372,844           1         372,844
SEARS HLDGS CORP COM            COM              812350106    4,817   151,580 SH            151,580           1         151,580
MASTERCARD INC CL A COM         CLASS A          57636Q104    4,375    11,735 SH             11,735           1          11,735
ICAHN ENTERPRISES LPDEP UNIT    DEP UNIT         451100101    4,016   112,198 SH            112,198           1         112,198
DREAMWORKS ANIMATION SKG
INCCL A                         CLASS A          26153C103    3,647   219,791 SH            219,791           1         219,791
LIMITED BRANDS INC              COM              532716107    3,305    81,910 SH             81,910           1          81,910
GREENLIGHT CAPITAL RE LTD
CLASS A                         CLASS A          G4095J109    3,290   138,998 SH            138,998           1         138,998
WYNN RESORTS LTD                COM              983134107    2,940    26,616 SH             26,616           1          26,616
FOREST CITY ENTERPRISES INC
CL A                            CLASS A          345550107    2,792   236,290 SH            236,290           1         236,290
GRUPO TELEVISA SA DE CV SP ADR
REP ORD                         SP ADR REP ORD   40049J206    2,532   120,275 SH            120,275           1         120,275
VORNADO RLTY TR SBI             SH BEN INT       929042109    2,201    28,644 SH             28,644           1          28,644
CONTINENTAL RESOURCES INC COM   COM              212015101    2,088    31,310 SH             31,310           1          31,310
DISH NETWORK CORP CL A          CLASS A          25470M109    1,960    68,830 SH             68,830           1          68,830
CME GROUP INC COM               COM              12572Q105    1,931     7,928 SH              7,928           1           7,928
IMPERIAL OIL LTD COM            COM              453038408    1,859    41,798 SH             41,798           1          41,798
BERKSHIRE HATHAWAY INC DEL      CLASS A          084670108    1,836        16 SH                 16           1              16
AIR LEASE CORP CL A             CLASS A          00912X302    1,812    76,430 SH             76,430           1          76,430
GOOGLE INC CL A                 CLASS A          38259P508    1,583     2,451 SH              2,451           1           2,451
CNOOC LTD SPONSORED ADR         SPONSORED ADR    126132109    1,560     8,936 SH              8,936           1           8,936
AUTOZONE INC                    COM              053332102    1,535     4,724 SH              4,724           1           4,724
ASCENT CAPITAL GROUP INC        COM              043632108    1,444    28,486 SH             28,486           1          28,486
SPDR INDEX SHS FDS S&P CHINA
ETF                             S&P CHINA ETF    78463X400    1,281    20,575 SH             20,575           1          20,575
EATON VANCE SR FLTNG RTE TR     COM              27828Q105    1,004    69,826 SH             69,826           1          69,826
ING PRIME RATE TR SH BEN INT    SH BEN INT       44977W106      961   188,470 SH            188,470           1         188,470
PCM FUND INC                    COM              69323T101      856    79,533 SH             79,533           1          79,533
EATON VANCE FLTING RATE INC     COM              278279104      847    59,580 SH             59,580           1          59,580
PIMCO INCOME STRATEGY FUND II   COM              72201J104      836    91,426 SH             91,426           1          91,426
INVESCO VAN KAMPEN SENIOR
INCOME TRUST                    COM              46131H107      824   192,626 SH            192,626           1         192,626
PIMCO INCOME OPPORTUNITY FD     COM              72202B100      806    32,044 SH             32,044           1          32,044
EATON VANCE LTD DUR INCOME F    COM              27828H105      803    52,754 SH             52,754           1          52,754
US GOLD CORPORATION COM PAR
$0.10                           COM PAR $0.10    912023207      768   228,851 SH            228,851           1         228,851
FIRST TR/FOUR CRNRS SR FLOAT    COM              33733U108      745    56,550 SH             56,550           1          56,550
INVESCO VAN KAMPEN DYNAMIC
CREDIT OPPORTUNIT               COM              46132R104      725    68,630 SH             68,630           1          68,630
NUVEEN FLOATING RATE INCOME     COM              67072T108      700    64,497 SH             64,497           1          64,497
BLACKROCK FLOAT RATE OME STR    COM              09255X100      673    50,380 SH             50,380           1          50,380
BERKSHIRE HATHAWAY INC DEL CL B
NEW                             CLASS B          084670702      649     8,510 SH              8,510           1           8,510
BOK FINL CORP COM NEW           COM              05561Q201      627    11,431 SH             11,431           1          11,431
BLACKROCK FL RATE OME STRA I
SHS                             COM              09255Y108      607    49,230 SH             49,230           1          49,230
EATON VANCE SR INCOME TR SH
BEN INT                         SH BEN INT       27826S103      604    92,538 SH             92,538           1          92,538
VALHI INC NEW COM               COM              918905100      594     9,826 SH              9,826           1           9,826
PIMCO INCOME STRATEGY FUND      COM              72201H108      562    54,106 SH             54,106           1          54,106
NUVEEN SR INCOME FD             COM              67067Y104      558    84,440 SH             84,440           1          84,440
NUVEEN MULT CURR ST GV INCM COM COM              67090N109      556    45,995 SH             45,995           1          45,995
FIRST TR ISE REVERE NAT GAS COM COM              33734J102      555    30,550 SH             30,550           1          30,550
PIONEER FLOATING RATE TR        COM              72369J102      540    43,330 SH             43,330           1          43,330
WISDOMTREE TRUST INDIA ERNGS FD INDIA ERNGS FD   97717W422      531    34,100 SH             34,100           1          34,100
ISHARES TR FTSE CHINA 25 IDX    FTSE CHINA25 IDX 464287184      503    14,430 SH             14,430           1          14,430
NUVEEN FLTNG RTE INCM OPP FDCOM
SHS                             COM              6706EN100      454    41,151 SH             41,151           1          41,151
CBOE HLDGS INC COM              COM              12503M108      447    17,310 SH             17,310           1          17,310
MARKET VECTORS ETF TR GAMING
ETF                             GAMING ETF       57060U829      403    13,429 SH             13,429           1          13,429
BROOKFIELD RESIDENTIAL PPTY I
COM                             COM              11283W104      377    48,300 SH             48,300           1          48,300
NYSE EURONEXT COM               COM              629491101      357    13,697 SH             13,697           1          13,697
BLACKROCK FLOATING RATE INCOME  COM              091941104      334    24,820 SH             24,820           1          24,820
NUVEEN DIVID ADVANTAGE MUN F    COM              67066V101      312    21,430 SH             21,430           1          21,430
NUVEEN DIV ADV MUNI FD 3 SH BEN
INT                             SH BEN INT       67070X101      308    20,950 SH             20,950           1          20,950
WISDOMTREE INVTS INC            COM              97717P104      305    50,500 SH             50,500           1          50,500
PIONEER MUN HIGH INCOME TR SHS  COM              723763108      286    19,250 SH             19,250           1          19,250
NUVEEN CA SELECT QUALITY MUNCOM COM              670975101      282    18,750 SH             18,750           1          18,750
DREYFUS STRATEGIC MUNS INC      COM              261932107      279    31,390 SH             31,390           1          31,390
GUGGENHEIM CHINA REAL ESTATE
ETF                             GUGG CHN RL EST  18383Q861      272    18,600 SH             18,600           1          18,600
PUTNAM MANAGED MUN INCOM TR     COM              746823103      270    36,180 SH             36,180           1          36,180
ALLIANCE WORLD DLR GVT FD II    COM              01879R106      264    18,700 SH             18,700           1          18,700
EATON VANCE CA MUN BD FD        COM              27828A100      261    20,370 SH             20,370           1          20,370
PIONEER MUN HIGH INC ADV TR     COM              723762100      260    18,085 SH             18,085           1          18,085
MFS MUN INCOME TR SH BEN INT    SH BEN INT       552738106      248    34,955 SH             34,955           1          34,955

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
BLACKROCK SR HIGH INCOME FD     COM              09255T109      244    63,630 SH             63,630           1          63,630
MFS HIGH INCOME MUN TR SH BEN
INT                             SH BEN INT       59318D104      242    45,415 SH             45,415           1          45,415
MARKET VECTORS ETF TR HG YLD
MUN ETF                         HG YLD MUN ETF   57060U878      235     7,910 SH              7,910           1           7,910
LMP CORPORATE LN FD INC         COM              50208B100      226    20,400 SH             20,400           1          20,400
INVESCO MUNICIPAL INCOME
OPPORTUNITIES TRUST             COM              46132X101      223    33,520 SH             33,520           1          33,520
NUVEEN PERFORM PLUS MUN FD      COM              67062P108      223    14,600 SH             14,600           1          14,600
INVESCO MUNICIPAL INCOME
OPPORTUNITIES TRUST             COM              46133A100      220    29,717 SH             29,717           1          29,717
INVESCO MUNICIPAL INCOME
OPPORTUNITIES TRUST             COM              46133C106      212    26,413 SH             26,413           1          26,413
NUVEEN INSD CA PREM INCOME 2    COM              67061U108      206    13,273 SH             13,273           1          13,273
TEMPLETON EMERG MKTS INCOME     COM              880192109      199    12,800 SH             12,800           1          12,800
MFS HIGH YIELD MUN TR SH BEN
INT                             SH BEN INT       59318E102      197    41,970 SH             41,970           1          41,970
NUVEEN PREM INCOME MUN FD
4.000% 00/00/00                 COM              6706K4105      173    12,940 SH             12,940           1          12,940
IDT CORP CL B NEW               CLASS B          448947507       94    10,040 SH             10,040           1          10,040
GENIE ENERGY LTD CL B           CLASS B          372284208       79    10,040 SH             10,040           1          10,040
VELOCITYSHARES INV VIX SH-TM    INV VIX SH-TM    22542D795       76    11,750 SH             11,750           1          11,750